UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:__811-09401______

_______BlackRock Strategic Municipal Trust_______
(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809
(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock Strategic Municipal Trust
40 East 52nd Street, New York, NY 10022
(Name and address of agent for service)

Registrant's telephone number, including area code:_888-825-2257

Date of fiscal year end:___December 31, 2006
Date of reporting period:__March 31, 2006

Item 1. Schedule of Investments.
The Registrant’s unaudited schedule of investments as of the close of the reporting period pursuant to Rule 30b1-5 under the Investment Company Act of 1940 is as follows:

PORTFOLIO OF INVESTMENTS
MARCH 31, 2006 (unaudited)

BlackRock Strategic Municipal Trust (BSD)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			LONG-TERM INVESTMENTS—142.0%
			Alabama—9.5%
Baa3	$ 3,000		Courtland Ind. Dev. Brd. PCRB, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	$ 3,209,250
AA	7,000		Pub. Sch. & Coll. Auth. Cap. Impvt. RB, Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	7,520,380

					10,729,630

			Arizona—1.9%
AA	1,275		Salt River Proj. Agricultural Impvt. & Pwr. Dist. RB, Ser. A, 5.00%, 1/01/35	01/16 @ 100	1,326,778
			San. Luis Fac. Dev. Corp. RB, Sr. Lien Proj. Regl. Detention Ctr. Proj.,
NR	210		6.25%, 5/01/15	05/10 @ 107	205,050
NR	210		7.00%, 5/01/20	05/10 @ 107	203,956
NR	420		7.25%, 5/01/27	05/10 @ 107	405,901

					2,141,685

			California—11.5%
			California Cnty. Tobacco Sec. Corp. RB,
BBB-	585		Sub. B, Zero Coupon, 6/01/46	06/16 @ 17.602	55,979
BB	3,095		Sub. C, Zero Coupon, 6/01/55	06/16 @ 8.90	142,587
NR	3,955		Sub. D, Zero Coupon, 6/01/55	06/16 @ 6.219	116,000
AAA	5,000		California St. GO, 5.00%, 3/01/33	03/15 @ 100	5,155,650
AAA	4,295		Golden St. Tobacco Sec. Corp. RB, 5.00%, 6/01/45	06/15 @ 100	4,396,147
AAA	2,055		Los Angeles Dept. of Wtr. & Pwr. Sys. RB, 5.00%, 7/01/31, FSA	07/15 @ 100	2,139,728
AAA	1,055		Los Angeles Unified Sch. Dist. GO, Election of 2004, Ser. F, 5.00%, 7/01/30, FGIC	07/16 @ 100	1,103,118

					13,109,209

			Colorado—3.0%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth. RB, Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,464,300
Baa2	440		Park Creek Met. Dist. Ppty. Tax RB, 5.50%, 12/01/37	12/15 @ 101	449,909
AAA	445		Springs Co. Utils. RB, Ser. C, 5.00%, 11/15/45, FSA	11/15 @ 100	456,245

					3,370,454

			Connecticut—8.6%
			Mashantucket Western Pequot Tribe Spec. RB,
Baa3	1,500		Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,539,615
Baa3	8,000	[3]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,204,640

					9,744,255

			Florida—8.7%
NR	1,730		Arborwood Cmnty. Dev. Dist. SA, Master Infrastructure Proj., Ser. B, 5.10%, 5/01/14	No Opt. Call	1,710,953
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth. RB, Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,591,555
BB+	2,045		Miami Beach Hlth. Facs. Auth. RB, Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,283,120
AAA	645		Peace River/Manasota Regl. Wtr. Sply. Auth. RB, 5.00%, 10/01/30, FSA	10/15 @ 100	672,722
NR	1,630		Sumter Landing Cmnty. Dev. Dist. RB, Ser B, 5.70%, 10/01/38	10/15 @ 100	1,628,272

					9,886,622

			Illinois—9.1%
NR	850	[3]	Centerpoint Intermodal Ctr. Prog. Trust TA, Ser. A, 8.00%, 6/15/23	No Opt. Call	852,456
AAA	520	[4]	Chicago Brd. of Ed. Sch. Reform GO, 5.75%, 12/01/07, AMBAC	N/A	548,023
AA+	5,000		Edl. Fac. Auth. RB, Northwestern Univ. Proj., 5.00%, 12/01/33	12/13 @ 100	5,137,250
			Fin. Auth. RB,
BB+	295		Friendship Vlg. Schaumburg Proj., Ser. A, 5.625%, 2/15/37	02/15 @ 100	297,006
Baa2	375		Student Hsg., MJH Ed. Asst. Living Proj., Ser. A, 5.125%, 6/01/35	06/14 @ 100	367,627
Baa3	300		Student Hsg., MJH Ed. Asst. Living Proj., Ser. B, 5.375%, 6/01/35	06/14 @ 100	294,237
			O’Hare Intl. Arpt. RB,
AAA	1,000		Ser. A, 5.00%, 1/01/30, MBIA	01/15 @ 100	1,032,810
AAA	1,755		Ser. A, 5.00%, 1/01/33, FGIC	01/16 @ 100	1,812,266

					10,341,675

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Kentucky—11.9%
AAA	$32,345		Econ. Dev. Fin. Sys. RB, Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/24, MBIA	No Opt. Call	$ 13,529,914

			Maine—1.5%
AAA	1,600		Hlth. & Higher Edl. Fac. Auth. RB, 5.00%, 7/01/29, MBIA	07/15 @ 100	1,661,040

			Massachusetts—2.7%
AA	440		Massachusetts St. Wtr. Res. Auth. Gen. RB, Ser. A, 5.00%, 8/01/41	08/16 @ 100	454,304
AAA	2,500		Wtr. Res. Auth. RB, Ser. B, 5.00%, 8/01/35, MBIA	08/17 @ 100	2,598,525

					3,052,829

			Michigan—1.9%
AAA	2,000	[4]	Hosp. Fin. Auth. RB, Mercy Hlth. Svcs. Proj., 5.75%, 8/15/09, MBIA	N/A	2,142,760

			Missouri—1.9%
A	2,000	[4]	Hlth. & Edl. Facs. Auth. Hlth. Facs. RB, St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/10	N/A	2,216,980

			Multi-State—5.7%
Baa1	2,000	[3]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	2,237,040
A3	4,000	[3]	MuniMae TE Bond Subsidiary LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,287,760

					6,524,800

			New Jersey—0.5%
NR	645		Middlesex Cnty. Imprt. Auth. RB, Heldrich Ctr. Hotel Proj., Ser. B, 6.25%, 1/01/37	01/15 @ 100	626,063

			New York—14.3%
NR	315		Albany Indl. Dev. Agcy. RB, New Covenant Charter Sch. Proj., Ser. A, 7.00%, 5/01/35	05/15 @ 102	294,953
AA-	4,730		Liberty Dev. Corp. RB., 5.25%, 10/01/35	No Opt. Call	5,207,257
Aa1	2,500		Mtg. Agcy. Homeowner Mtg. RB, Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,584,050
B-	6,000		New York City Indl. Dev. Agcy. RB, American Airlines, JFK Intl. Arpt. Proj., 7.75%, 8/01/31	08/16 @ 101	6,610,980
AAA	1,500		Sales Tax Asset Receivable Corp. RB, Ser. A, 5.00%, 10/15/32, AMBAC	10/14 @ 100	1,563,405

					16,260,645

			Ohio—5.6%
AAA	6,265		Air Qual. Dev. Auth. RB, 4.80%, 1/01/34, FGIC	07/15 @ 100	6,311,110

			Oklahoma—1.2%
B-	1,225		Tulsa Mun. Arpt. Trust RB, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,341,485

			Pennsylvania—13.9%
AAA	7,000		Allegheny Cnty. San. Swr. Auth. RB, Ser. A, 5.00%, 12/01/30, MBIA	12/15 @ 100	7,310,310
			Econ. Dev. Fin. Auth. RB,
A3	700		Amtrak Proj., Ser. A, 6.125%, 11/01/21	05/11 @ 101	741,279
A3	1,000		Amtrak Proj., Ser. A, 6.25%, 11/01/31	05/11 @ 101	1,062,670
A3	1,000		Amtrak Proj., Ser. A, 6.50%, 11/01/16	05/11 @ 101	1,084,960
NR5	1,000		Amtrak Proj., Ser. G, 5.125%, 12/01/15	No Opt. Call	976,940
BB-	3,555		Exempt Facs., Reliant Energy Conv. Proj., Ser. A, 6.75%, 12/01/36	12/09 @ 103	3,787,604
AAA	720		Washington Cnty. Auth. RB, Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	766,598

					15,730,361

			South Carolina—3.6%
			Jobs Econ. Dev. Auth. Hosp. Facs. RB Palmetto Hlth. Proj.,
BBB+	2,225	[4]	Ser. C, 7.00%, 8/01/13	N/A	2,640,252
BBB+	275		Ser. C, 7.00%, 8/01/30	08/13 @ 100	316,720
AAA	1,060		Transp. Infrastructure Bank RB, Ser. A, 5.00%, 10/01/33	10/12 @ 100	1,088,938

					4,045,910

			Tennessee—1.9%
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth. RB, Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,126,760

			Texas—19.1%
Baa2	730		Brazos River Auth. PCRB, 5.00%, 3/01/41	03/11 @ 100	724,554
AAA	4,750		Harris Cnty. Houston Sports Auth. RB, Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	801,848
AAA	5,000		Humble Indpt. Sch. Dist. Sch. Bldg. GO, Ser. B, 5.00%, 2/15/30, FGIC	02/15 @ 100	5,180,750
AAA	4,865		Katy Indpt. Sch. Dist. GO, Ser. B, 5.00%, 2/15/32	02/15 @ 100	5,026,518
AAA	4,060		La Joya Indpt. Sch. Dist. GO, 5.00%, 2/15/34	02/14 @ 100	4,160,485
AAA	1,500		Lower Colorado River Auth. RB, Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,584,720
AAA	15,000		Tpke. Auth. Central Sys. RB, Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,650,700
AA+	500		Wtr. Fin. Asst. GO, 5.75%, 8/01/22	08/10 @ 100	536,025

					21,665,600

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal
	Amount			Option Call
Rating[1]	(000)		Description	Provisions[2]	Value

			Utah—3.7%
			Intermountain Pwr. Agcy. RB,
AAA	$ 2,675		5.75%, 7/01/19, MBIA	07/07 @ 102	$ 2,794,439
AAA	1,325	[4]	Ser. B, 5.75%, 7/01/07, MBIA	N/A	1,385,314

					4,179,753

			Wisconsin—0.3%
AAA	365		Pub. Pwr, Inc. Sys. RB, Ser. A, 5.00%, 7/01/37, AMBAC	07/15 @ 100	376,695

			Total Long-Term Investments (cost $151,659,008)		161,116,235

			SHORT-TERM INVESTMENTS—11.9%
			Tennessee—7.0%
			Montgomery Cnty. Pub. Bldg. Auth. RB,
VMIG1	3,000	[6]	3.17%, 4/03/06, FRDD	N/A	3,000,000
VMIG1	5,000	[6]	3.17%, 4/03/06, FRDD	N/A	5,000,000

					8,000,000

	Shares
	(000)

			MONEY MARKET FUNDS—4.9%
NR	5,550		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	5,550,000

			Total Short-Term Investments (cost $13,550,000)		13,550,000

			Total Investments—153.9% (cost $165,209,0087)		$174,666,235
			Other assets in excess of liabilities—0.7%		839,204
			Preferred shares at redemption value, including dividends payable—(54.6)%		(62,011,038)

			Net Assets Applicable to Common Shareholders—100%		$113,494,401

[1]	Using the higher of Standard & Poor’s, Moody’s Investors Service or Fitch’s ratings.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of March 31, 2006, the Trust held 13.7% of its net assets, with a current market value of $15,581,896, in securities restricted as to resale.
[4]	This bond is prerefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[5]	Security is deemed to be of investment grade quality by the investment advisor.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted. Rate shown is rate as of March 31, 2006.
[7]	Cost for Federal income tax purposes is $165,172,716. The net unrealized appreciation on a tax basis is $9,493,519, consisting of $9,787,325 gross unrealized appreciation and $293,806 gross unrealized depreciation.

KEY TO ABBREVIATIONS

AMBAC	—	American Municipal Bond Assurance Corp.	MBIA	—	Municipal Bond Insurance Assoc.
FGIC	—	Financial Guaranty Insurance Co.	PCRB	—	Pollution Control Revenue Bond
FRDD	—	Floating Rate Daily Demand	RB	—	Revenue Bond
FSA	—	Financial Security Assurance	SA	—	Special Assesment
GO	—	General Obligation	TA	—	Tax Allocation

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures within 90 days of this filing and have concluded, as of that date, that the Registrant’s disclosure controls and procedures were reasonably designed to ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods and that information to be disclosed by the Registrant in this Form N-Q was accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate, to allow timely decisions regarding required disclosure.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a -3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications of the Registrant’s Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached as EX-99.CERT.

SIGNATURES

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)___BlackRock Strategic Municipal Trust___

By:___/s/ Henry Gabbay____________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006

          Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:___/s/ Robert S. Kapito___________________________________
Name: Robert S. Kapito
Title: President and Principal Executive Officer
Date: May 25, 2006

By:__/s/ Henry Gabbay______________________________________
Name: Henry Gabbay
Title: Treasurer and Principal Financial Officer
Date: May 25, 2006